Net Employee Defined Benefit Liabilities - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
The change as a result of:
1% salary increase	$ (175)
1% salary decrease	138
The change as a result of:
1% increase in discount rate	145
1% decrease in discount rate	$ (183)